UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar 31, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Lederer & Associates Investment Counsel
Address: 111 W. Ocean blvd.
         Suite 1350
         Long Beach, CA 90802


13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Irene Liu
Title:   Operations Officer
Phone:   562-495-2350_
Signature, Place, and Date of Signing:

Irene Liu   Long Beach, CA__   04/04/2002____


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      56
Form 13F Information Table Value Total:        $90,825


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AFLAC INC                      COM              001055102     3038   102990 SH       SOLE                   102990        0        0
AGCO CORP                      COM              001084102      506    22170 SH       SOLE                    22170        0        0
AMERICAN EXPRESS               COM              025816109      506    12350 SH       SOLE                    12350        0        0
BANK ONE CORP (NEW)            COM              06423A103      214     5129 SH       SOLE                     5129        0        0
BOEING COMPANY                 COM              097023105      375     7775 SH       SOLE                     7775        0        0
CVS CORP                       COM              126650100     1858    54130 SH       SOLE                    54130        0        0
CAPITAL ONE FINANCIAL          COM              14040H105      514     8050 SH       SOLE                     8050        0        0
CARNIVAL CORP                  COM              143658102     1561    47825 SH       SOLE                    47825        0        0
CATALINA MARKETING             COM              148867104     4297   117715 SH       SOLE                   117715        0        0
CELESTICA INC                  COM              15101Q108      447    12325 SH       SOLE                    12325        0        0
CENTURYTEL INC                 COM              156700106      400    11750 SH       SOLE                    11750        0        0
CITIGROUP INC                  COM              172967101     1239    25027 SH       SOLE                    25027        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     4991    97087 SH       SOLE                    97087        0        0
CONCORD EFS INC                COM              206197105      474    14255 SH       SOLE                    14255        0        0
COPART INC                     COM              217204106      199    11100 SH       SOLE                    11100        0        0
COUNTRYWIDE CREDIT INDS        COM              222372104     2546    56885 SH       SOLE                    56885        0        0
DST SYSTEMS                    COM              233326107     3650    73290 SH       SOLE                    73290        0        0
DELL COMPUTER CORP             COM              247025109      567    21725 SH       SOLE                    21725        0        0
DISNEY WALT CO (HOLDING CO)    COM              254687106      308    13325 SH       SOLE                    13325        0        0
EXPEDITORS INTL WASH INC       COM              302130109      377     6175 SH       SOLE                     6175        0        0
FIRST DATA CORP                COM              319963104     2618    30000 SH       SOLE                    30000        0        0
GEMSTAR-TV GUIDE INTERNATIONAL COM              36866W106      699    47268 SH       SOLE                    47268        0        0
GENERAL MOTORS CORP CL H NEW   COM              370442832     1563    95005 SH       SOLE                    95005        0        0
HONEYWELL INTL INC             COM              438516106      723    18900 SH       SOLE                    18900        0        0
IMS HEALTH INC                 COM              449934108      768    34205 SH       SOLE                    34205        0        0
INTERNATIONAL SPEEDWAY CL A    COM              460335201     5521   120809 SH       SOLE                   120809        0        0
IVAX CORPORATION               COM              465823102      415    25840 SH       SOLE                    25840        0        0
JOHNSON & JOHNSON              COM              478160104     1333    20525 SH       SOLE                    20525        0        0
JONES APPAREL GROUP            COM              480074103     2563    73330 SH       SOLE                    73330        0        0
KROGER COMPANY                 COM              501044101      711    32100 SH       SOLE                    32100        0        0
LABRANCHE & CO INC             COM              505447102     1038    33435 SH       SOLE                    33435        0        0
ESTEE LAUDER COS INC CL A      COM              518439104     1456    42630 SH       SOLE                    42630        0        0
LIBERTY MEDIA CORP SER A       COM              530718105     3594   284299 SH       SOLE                   284299        0        0
MBNA CORP                      COM              55262L100     3971   102950 SH       SOLE                   102950        0        0
MGIC INVESTMENT CORP           COM              552848103     4461    65195 SH       SOLE                    65195        0        0
MCDONALDS CORP                 COM              580135101     1607    57925 SH       SOLE                    57925        0        0
MERCK & CO INC                 COM              589331107     1509    26200 SH       SOLE                    26200        0        0
MICROSOFT CORP                 COM              594918104     2639    43765 SH       SOLE                    43765        0        0
PAYCHEX INC                    COM              704326107     1342    33815 SH       SOLE                    33815        0        0
PFIZER INC                     COM              717081103     1382    34775 SH       SOLE                    34775        0        0
SBC COMMUNICATIONS INC         COM              78387G103      709    18942 SH       SOLE                    18942        0        0
SEI INVESTMENTS COMPANY        COM              784117103     1152    26915 SH       SOLE                    26915        0        0
SAFEWAY INC                    COM              786514208     3860    85750 SH       SOLE                    85750        0        0
STILWELL FINL INC              COM              860831106     2454   100195 SH       SOLE                   100195        0        0
STRYKER CORP                   COM              863667101      549     9100 SH       SOLE                     9100        0        0
TELEPHONE & DATA SYS INC       COM              879433100     2660    30145 SH       SOLE                    30145        0        0
UNITED PARCEL SERVICE          COM              911312106     3022    49705 SH       SOLE                    49705        0        0
UNIVISION COMMUNICATIONS INC   COM              914906102     1349    32120 SH       SOLE                    32120        0        0
VERIZON COMMUNICATIONS         COM              92343V104      443     9616 SH       SOLE                     9616        0        0
VIACOM INC CL B                COM              925524308      580    12000 SH       SOLE                    12000        0        0
VODAFONE GROUP PLC             SPONSORED ADR    92857W100      392    21270 SH       SOLE                    21270        0        0
WASHINGTON MUTUAL INC          COM              939322103      368    11100 SH       SOLE                    11100        0        0
WATERS CORPORATION             COM              941848103     3740   133720 SH       SOLE                   133720        0        0
WELLS FARGO & CO               COM              949746101      671    13575 SH       SOLE                    13575        0        0
WEYCO GROUP INC                COM              962149100      219     7500 SH       SOLE                     7500        0        0
ALCON                          COM              H01301102      677    20000 SH       SOLE                    20000        0        0